UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7916

                   AllianceBernstein Utility Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                    Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
August 31, 2004 (unaudited)

Company                                                              Shares    U.S. $ Value
-------------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS - 98.3%

UNITED STATES INVESTMENTS - 86.3%

Utilities - 79.1%
Electric & Gas Utility - 70.3%
AES Corp. (a)                                                       282,300   $   2,848,407
AGL Resources, Inc.                                                  76,700       2,338,583
Alliant Energy Corp.                                                105,000       2,728,950
Ameren Corp.                                                         76,000       3,556,040
American Electric Power Co., Inc. 9.25% cv. preferred stock          94,200       4,218,276
Cinergy Corp.                                                       116,100       4,699,728
CMS Energy Corp. (a)                                                112,100       1,076,160
Consolidated Edison, Inc.                                            72,800       3,072,160
Constellation Energy Group, Inc.                                     73,000       3,000,300
Dominion Resources, Inc.                                             66,000       4,282,740
DTE Energy Co.                                                       67,000       2,768,440
DTE Energy Co. 8.75% cv. preferred stock                             83,200       2,088,320
Duke Energy Corp.                                                   114,000       2,523,960
Energy East Corp.                                                    74,000       1,803,380
Entergy Corp.                                                        78,700       4,745,610
Equitable Resources, Inc.                                            96,400       5,054,252
Exelon Corp.                                                        241,700       8,906,645
FirstEnergy Corp.                                                    86,300       3,472,712
FPL Group, Inc.                                                      67,900       4,698,680
FPL Group, Inc.  8.00% cv. preferred stock                           83,300       4,703,951
Great Plains Energy, Inc.                                            36,000       1,085,760
Great Plains Energy, Inc. 8.00% cv. preferred stock                 110,000       2,824,800
KeySpan Corp. 8.75% cv. preferred stock                              82,000       4,278,760
New Jersey Resources Corp.                                           96,350       3,935,898
NSTAR                                                               118,800       5,797,440
PG&E Corp. (a)                                                      191,000       5,575,290
PNM Resources, Inc.                                                  81,000       1,730,970
PPL Corp.                                                           123,600       5,911,788
Public Service 10.25% cv. preferred stock                            79,000       4,537,760
Questar Corp.                                                       125,100       5,089,068
SCANA Corp.                                                          57,000       2,162,580
Sempra Energy                                                        60,700       2,194,305
Sempra Energy 8.50% cv. preferred stock                             149,000       4,596,650
Southern Co.                                                         40,700       1,235,245
TXU Corp.                                                           119,100       4,958,133
TXU Corp. 8.75% cv. preferred stock                                 110,400       5,040,864
Westar Energy, Inc.                                                  49,000       1,029,000
Xcel Energy, Inc.                                                   133,000       2,347,450
                                                                              -------------
                                                                                136,919,055
                                                                              -------------


                                   1       ALLIANCEBERNSTEIN UTILITY INCOME FUND

Company                                                              Shares    U.S. $ Value
-------------------------------------------------------------------------------------------
Telephone Utility - 8.8%
ALLTEL Corp.                                                         19,000       1,038,350
BellSouth Corp.                                                      99,900       2,673,324
CenturyTel, Inc.                                                     49,000       1,577,310
SBC Communications, Inc.                                             78,000       2,011,620
Sprint Corp. (FON Group)                                            258,400       5,085,312
Verizon Communications, Inc.                                        120,100       4,713,925
                                                                              -------------
                                                                                 17,099,841
                                                                              -------------
                                                                                154,018,896
                                                                              -------------

Energy - 3.2%
Pipelines - 3.2%
Kinder Morgan, Inc.                                                  35,000       2,117,500
Southern Union Co. 5.75% cv. preferred stock                         33,100       1,952,900
The Williams Cos., Inc.                                             188,000       2,235,320
                                                                              -------------
                                                                                  6,305,720
                                                                              -------------

Technology - 2.1%
Communication Equipment - 2.1%
Nextel Partners, Inc. Cl.A (a)                                       93,700       1,351,154
QUALCOMM, Inc.                                                       72,000       2,739,600
                                                                              -------------
                                                                                  4,090,754
                                                                              -------------

Consumer Services - 1.9%
Cellular Communications - 1.9%
Nextel Communications, Inc. Cl.A (a)                                118,000       2,736,420
Western Wireless Corp. Cl.A (a)                                      36,000         903,240
                                                                              -------------
                                                                                  3,639,660
                                                                              -------------

Total United States Investments
(cost $138,395,233)                                                             168,055,030
                                                                              -------------

FOREIGN INVESTMENTS - 12.0%
Canada - 1.0%
TransCanada Corp.                                                    92,000       1,921,880
                                                                              -------------

France - 1.0%
Veolia Environnement (ADR)                                           75,000       1,935,000
                                                                              -------------

Hong Kong - 3.6%
Hong Kong and China Gas Co., Ltd.                                 2,859,000       5,141,046
Hong Kong Electric Holdings, Ltd.                                   406,000       1,815,129
                                                                              -------------
Total Hong Kong                                                                   6,956,175
                                                                              -------------

Mexico - 2.1%
America Movil S.A. de C.V. Series L (ADR)                           121,500       4,161,375
                                                                              -------------



                                   2       ALLIANCEBERNSTEIN UTILITY INCOME FUND

Company                                                              Shares    U.S. $ Value
-------------------------------------------------------------------------------------------
Peoples Republic of China - 1.3%
Datang International Power Generation Co., Ltd. Cl.H              1,882,000       1,467,713
Huaneng Power International, Inc. (ADR)                              36,500       1,089,525
                                                                              -------------
Total Peoples Republic of China                                                   2,557,238
                                                                              -------------

Russia - 1.4%
AO VimpelCom (ADR) (a)                                               27,300       2,678,130
                                                                              -------------

United Kingdom - 1.1%
Vodafone Group Plc (ADR)                                             97,300       2,228,170
                                                                              -------------

Venezuela - 0.5%
Compania Anonima Nacional Telefonos de Venezuela (ADR)               47,000         931,540
                                                                              -------------

Total Foreign Investments
(cost $18,532,501)                                                               23,369,508
                                                                              -------------

Total Common & Preferred Stocks
(cost $156,927,734)                                                             191,424,538
                                                                              -------------

                                                                  Principal
                                                                     Amount
                                                                      (000)
PREFERRED STOCK - 0.7%

UNITED STATES INVESTMENTS - 0.7%

Public Utilities - Electric & Gas - 0.7%
Georgia Power Co.
6.00%, 8/15/44
(cost $1,375,000)                                                $       55       1,388,750
                                                                              -------------

SHORT-TERM INVESTMENT - 0.8%

Time Deposit - 0.8%
State Street Euro Dollar
0.85%, 9/01/04
(cost $1,522,000)                                                $    1,522       1,522,000
                                                                              -------------

Total Investments - 99.8%
(cost $159,824,734)                                                             194,335,288
Other assets less liabilities - 0.2%                                                330,485
                                                                              -------------
Net Assets - 100%                                                             $ 194,665,773
                                                                              -------------

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt


                                   3       ALLIANCEBERNSTEIN UTILITY INCOME FUND

SECTOR BREAKDOWN*

Utilities
       76.1%  Electric & Gas Utility
        9.3%  Telephone Utility
        1.0%  Miscellaneous
Consumer Services
        6.5%  Cellular Communications
Energy
        4.2%  Pipelines
Technology
        2.1%  Communication Equipment

        0.8%  Short Term

* All data as of August 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


                                   4       ALLIANCEBERNSTEIN UTILITY INCOME FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: October 28, 2004


                                       6